Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2017
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
AMERICAN CENTURY INVESTMENT TRUST
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908406_SupplementTextBlock

Prospectus and Statement of Additional Information (SAI) Supplement Supplement dated July 31, 2017

NT High Income Fund
(Prospectus and SAI dated July 28, 2017)

All references to Institutional Class are changed to G Class. The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The R6 Class has been eliminated.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93105 1707